Basic and Diluted Net Loss per Share - Schedule of Basic Loss per Share and Diluted Loss per Share (Details)	6 Months Ended
	Jun. 30, 2019 CNY (¥) ¥ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 CNY (¥) ¥ / shares shares	Jun. 30, 2018 $ / shares
Numerator:
Net loss	¥ (1,249,285,575)	$ (181,978,963)	¥ (514,435,513)
Accretion to redemption value	(5,293,586)
Deemed dividend to preferred shareholders			(1,916,871)
Net loss attributable to ordinary shareholders-Basic and diluted	¥ (1,254,579,161)	$ (182,750,061)	¥ (575,315,927)
Denominator:
Basic and diluted | shares	62,684,261	62,684,261	24,238,324
Basic and diluted loss per share | (per share)	¥ (20.01)	$ (2.92)	¥ (23.74)
Series A1 Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value			¥ (3,274,935)
Series B1 Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value			(21,349,500)
Series B2 Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value			(18,092,345)
Series B3 Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value			(5,602,880)
Series A Shares
Numerator:
Accretion to redemption value			¥ (10,643,883)
Accretion on redemption value of Series A convertible redeemable preferred shares of a subsidiary (Note 19)	¥ (5,293,586)
American Depositary Shares
Denominator:
Basic and diluted | shares	250,737,044	250,737,044	96,953,296
Basic and diluted loss per share | $ / shares		$ (5.00)		$ (5.93)